CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating activities
Net Income	$ 485,515	¥ 3,158,900	¥ 2,051,603	¥ 1,331,618
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	6,260	40,725	122,502	116,800
Depreciation and amortization	86,127	560,366	324,978	158,056
Loss on disposal of property and equipment	3,294	21,434	477	7,293
Allowance for doubtful accounts	1,568	10,200	2,536	2,588
Deferred income tax	(4,463)	(29,035)	(30,553)	5,047
Gain on deemed disposal of equity method investments			(9,551)	(224,148)
Impairment of cost method equity investees	4,611	30,000
Share of loss in equity method investments	2,410	15,682	36,721	459
Changes in operating assets and liabilities:
Accounts receivable	(15,405)	(100,231)	(141,845)	(11,918)
Financing receivables	(9,841)	(64,030)
Inventories	(42)	(271)	(18,239)	(10,770)
Advances to suppliers	(16,790)	(109,241)	(78,265)	(7,095)
Prepayments and other current assets	(52,234)	(339,853)	(196,581)	(52,674)
Amounts due from related parties			9,640	(11,179)
Other non-current assets	(4,793)	(31,191)	(25,223)	2,632
Accounts payable	38,842	252,716	342,223	142,139
Advances from customers	4,494	29,241	(69,141)	78,618
Amounts due to related parties	(2,538)	(16,512)	28,158	2,448
Income tax payable	(30,184)	(196,384)	116,378	83,717
Other current liabilities	51,966	338,123	106,425	520,310
Other non-current liabilities	9,229	60,045
Net cash provided by operating activities	558,026	3,630,684	2,572,243	2,133,941
Cash flows from investing activities
Purchases of property and equipment	(395,346)	(2,572,242)	(1,986,094)	(1,062,302)
Purchases of land use rights	(39,115)	(254,497)	(703,115)	(413,562)
Payment of amounts due from related parties				(15,000)
Repayment of amounts due from related parties			15,000	228,509
Cash paid for business acquisitions, net of cash received			(115,454)	(20,604)
Investments in equity investees	(13,688)	(89,055)	(315,426)	(193,803)
Purchases of short-term investments	(1,556,446)	(10,126,703)
Repayment of short-term investment	726,353	4,725,872
Others	3,393	22,078	20,049	27,016
Net cash used in investing activities	(1,274,849)	(8,294,547)	(3,085,040)	(1,449,746)
Cash flows from financing activities
Proceeds from issuance of convertible redeemable preferred shares				1,934,331
Proceeds from capital contribution from shareholders			11,789
Proceeds from capital contribution from noncontrolling interest shareholder	154	1,000	10,000
Proceeds from short-term borrowing	84,533	550,000	551,000	350,000
Proceeds from issuance of ordinary shares through Initial Public Offerings, net of issuance costs of RMB339,355			9,183,847
Proceeds from issuance of ordinary shares for shared based compensation			68,400
Repurchase of ordinary shares	(131,820)	(857,658)
Repayment of short-term borrowing	(115,273)	(750,000)	(409,943)	(300,000)
Payment of dividends				(115,000)
Others	(752)	(4,900)
Net cash provided by/used in financing activities	(163,158)	(1,061,558)	9,415,093	1,869,331
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(65,167)	(424,000)	302,097	1,877
Net change in cash, cash equivalents and restricted cash	(945,148)	(6,149,421)	9,204,393	2,555,403
Cash, cash equivalents and restricted cash at beginning of year	1,832,555	11,923,155	2,718,762	163,359
Cash, cash equivalents and restricted cash at end of year	$ 887,407	¥ 5,773,734	¥ 11,923,155	¥ 2,718,762